SUPPLEMENTAL CASH FLOW INFORMATION (Details Narrative) - CAD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Supplemental Cash Flow Information
Amount transferred from reserve to deficit	$ 44,144	$ 97,953
Amount reserve to common share capital	138,662	242,901
Restoration obligation	$ 86,569	5,568
Advance to investment		$ 50,000